Derivative Financial Instruments - Summary of Items Designated As Hedging Instruments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Fair value hedges | interest rate swaps | Interest rate risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	7,108	6,509
Changes in fair value used for calculating hedge ineffectiveness	£ 144	£ (58)
Fair value hedges | – cross-currency swaps | Interest rate risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	427	459
Changes in fair value used for calculating hedge ineffectiveness	£ (26)	£ (2)
Cash flow hedges | – cross-currency swaps | Interest rate risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	563	833
Changes in fair value used for calculating hedge ineffectiveness	£ (22)	£ 18
Cash flow hedges | – forward foreign currency contracts | Foreign currency risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	2,542	3,023
Changes in fair value used for calculating hedge ineffectiveness	£ 21	£ 39
Net investment hedges (derivative related) | – forward foreign currency contracts | Foreign currency risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	5,961	4,569
Changes in fair value used for calculating hedge ineffectiveness	£ 48	£ (33)
Net investment hedges (non-derivative related) | Long-term Borrowings
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	383	363
Changes in fair value used for calculating hedge ineffectiveness	£ (20)	£ 17